Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Mar. 31, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of common shares net of costs	$ 50,765